31. Risks and Financial Instruments (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Financial assets, carrying value	R$ 6,369,928	R$ 5,701,849
Financial assets, fair value	6,369,928	5,701,849
Financial liabilities, carrying value	13,762,053	11,570,559
Financial liabilities, fair value	R$ 13,784,913	R$ 11,461,409
Cash and bank deposits
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Loans and receivables	Loans and receivables
Financial assets, carrying value	R$ 147,926	R$ 113,318
Financial assets, fair value	R$ 147,926	R$ 113,318
Financial investments in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 4,821,605	R$ 3,837,807
Financial assets, fair value	R$ 4,821,605	R$ 3,837,807
Financial investments in foreign currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 32,473	R$ 323,033
Financial assets, fair value	R$ 32,473	R$ 323,033
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Available for sale	Available for sale
Financial assets, carrying value	R$ 68,742	R$ 113,640
Financial assets, fair value	R$ 68,742	R$ 113,640
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 1,076,849	R$ 1,053,369
Financial assets, fair value	R$ 1,076,849	R$ 1,053,369
Fixed-income securities and funds in local currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Held to maturity	Held to maturity
Financial assets, carrying value	R$ 7,449	R$ 7,449
Financial assets, fair value	R$ 7,449	R$ 7,449
Fixed-income securities and funds in foreign currency
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Available for sale	Available for sale
Financial assets, carrying value	R$ 129,131	R$ 34,775
Financial assets, fair value	R$ 129,131	R$ 34,775
Currency and interest rate hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 85,753	R$ 218,458
Financial assets, fair value	R$ 85,753	R$ 218,458
Financing
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,047,809	R$ 1,428,907
Financial liabilities, fair value	R$ 1,047,809	R$ 1,428,907
Financing
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value	R$ 6,740,872	R$ 6,990,269
Financial liabilities, fair value	R$ 6,761,907	R$ 6,881,085
Debentures
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value	R$ 5,035,247	R$ 2,746,881
Financial liabilities, fair value	R$ 5,037,072	R$ 2,746,915
Debentures
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 554,402	R$ 0
Financial liabilities, fair value	R$ 554,402	R$ 0
Finance Leases
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at amortized cost	Measured at amortized cost
Financial liabilities, carrying value	R$ 48,515	R$ 48,716
Financial liabilities, fair value	R$ 48,515	R$ 48,716
Currency and interest rate hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 163,749	R$ 202,357
Financial liabilities, fair value	R$ 163,749	R$ 202,357
Subscription warrants - indemnification
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Category	Measured at fair value through profit or loss	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 171,459	R$ 153,429
Financial liabilities, fair value	R$ 171,459	R$ 153,429